Note 18. Other Expenses, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011	Oct. 31, 2010
Other Operating Income (Expense), Net	$ (26,321)	[1]	$ (275)	$ 14,165
Loss on Celerion Note Receivable [Member]
Other Operating Income (Expense), Net	2,400
Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]
Other Operating Income (Expense), Net	$ 24,100

[1]	Included in Other is a loss on the Celerion note receivable of $2.4 million (Note 8(c)) and estimated litigation accruals of $24.1 million (Note 25) for the year ended October 31, 2012.